Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Prepayments of copyright	—	25,000
Deposits	3,151	6,245
Prepayments of equipment location rental fee	3,451	3,216
Prepayments of office rent and utility fee	2,381	2,672
Prepayments of IT services	1,337	1,957
Prepayments of procurement cost	—	1,121
Others	1,366	1,641
Total	11,686	41,852